Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0	$ 0
Transfer from Level 2 to 1 of financial assets	0	0
Transfer from Level 1 to 2 of financial liabilities	0	0
Transfer from Level 2 to 1 of financial liabilities	0	0
Transfers Into Level 3 of financial assets	0	0
Transfers Out of Level 3 of financial assets	0	0
Transfers Into Level 3 of financial liabilities	0	0
Transfers Out of Level 3 of financial liabilities	0	0
Recurring Basis
Fair value measurements
Financial assets, at fair value	601,900,000	601,900,000	$ 328,100,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	581,600,000	581,600,000	316,800,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	11,500,000	11,500,000	3,300,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	8,800,000	8,800,000	8,000,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	4,100,000	4,100,000	2,600,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	4,100,000	4,100,000	2,600,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	590,400,000	590,400,000	324,800,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	581,600,000	581,600,000	316,800,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	8,800,000	8,800,000	8,000,000
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	7,400,000	7,400,000	700,000
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 7,400,000	$ 7,400,000	$ 700,000